Average Annual Total Returns{- Investor Freedom® 2030 Portfolio} - 02.28 VIP Investor Freedom Funds Investor Combo PRO-12 - Investor Freedom® 2030 Portfolio	VIP Investor Freedom 2030 Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Investor Freedom 2030 Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Investor Freedom 2030 Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXWFW Past 1 year	IXWFW Past 5 years	IXWFW Past 10 years
Total	12.25%	12.69%	11.02%	28.71%	18.47%	16.55%	11.20%	11.78%	10.68%